Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2019, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct or indirect ownership		Principal activities
Subsidiaries:			Direct	Indirect

Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales investment holding

EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales

Xi’an EHang Tianyu Intelligent Technology Co., Ltd. (“EHang Tianyu”)	March 8, 2018	PRC	100%	—	Logistics solutions and related services

Variable Interest Entity

Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

Guangdong EHang Egret Media Technology Co. Ltd. (“EHang Egret GD”)	July 6, 2016	PRC	—	60%	Aerial media solutions and related services

Kashi EHang Egret Media Technology Co. Ltd. (“EHang Egret KS”)	November 3, 2017	PRC	—	60%	Aerial media solutions and related services

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIE and the VIE’s subsidiaries were included in the accompanying consolidated financial statements:

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	20,140	12,599	1,810
Accounts receivable, net	2,372	4,499	647
Un bil led revenue	—	4,807	690
Cost and estimated earnings in excess of billings	18,411	14,212	2,041
Inventories	11	1,799	258
Amount due from the Company’s subsidiaries	4,754	11,263	1,618
Prepayments and other current assets	7,061	8,686	1,248

Total current assets	52,749	57,865	8,312

Non-current assets:
Property, plant and equipment, net	9,129	5,837	838
Intangible assets, net	210	272	39
Long-term investment	138	64	9
Deferred tax assets	135	184	26
Other non-current assets	272	214	31

Total non-current assets	9,884	6,571	943

Total assets	62,633	64,436	9,255

LIABILITIES
Current liabilities:
Short-term bank loan	5,000	5,000	718
Accounts payable	7,812	8,727	1,254
Con tract l iab ilities	1,186	1,982	285
Accrued expenses and current liabilities	9,705	14,482	2,080
Income taxes payable	—	5	1
Amounts due to the Company and its subsidiaries	85,602	78,100	11,218

Total current liabilities	109,305	108,296	15,556

Total liabilities	109,305	108,296	15,556

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	23,726	63,437	30,482	4,378
Net loss	(14,506)	(10,645)	(25,934)	(3,725)
Net cash provided by/ ( used in ) operating activities	20,125	(17,901)	(6,822)	(980)
Net cash (used in)/ provided by investing activities	(26,358)	17,404	(719)	(103)
Net cash provided by financing activities	—	9,000	—	—
Net (decrease) / increase in cash and cash equivalents	(6,233)	8,503	(7,541)	(1,083)